SHARE CAPITAL - Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Aug. 31, 2020 Share $ / shares	Aug. 31, 2019 Share $ / shares
Disclosure Of Share Capital Information [Abstract]
Outstanding, beginning of period | Share	8,833,194	7,709,746
Outstanding, beginning of period, weighted average exercise price | $ / shares	$ 4.23	$ 2.10
Granted during period | Share	2,125,000	3,589,500
Granted during period, weighted average exercise price | $ / shares	$ 3.21	$ 7.59
Exercised during period | Share	(879,240)	(2,167,864)
Exercised during period, weighted average exercise price | $ / shares	$ 1.21	$ 1.92
Cancelled / Forfeited during period | Share	(1,050,050)	(298,188)
Cancelled / Forfeited during period, weighted average exercise price | $ / shares	$ 6.20	$ 6.41
Outstanding, end of period | Share	9,028,904	8,833,194
Outstanding, end of period, weighted average exercise price | $ / shares	$ 4.06	$ 4.23